Transfers and Servicing of Financial Assets (including Mortgage Banking Activity) - Changes in Carrying Amount of Mortgage Loans Held-for-sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Receivable Held-for-sale, Net, Reconciliation to Cash Flow [Roll Forward]
Balance at beginning of period	$ 166,247	$ 140,072	$ 128,442
Originations and purchases	2,460,033	2,464,588	1,675,538
Sales, net of gains	(2,451,459)	(2,432,979)	(1,657,409)
Mortgage loans transferred to held for investment	(14,017)	0	0
Other	(3,763)	(5,434)	(6,499)
Balance at end of period	$ 157,041	$ 166,247	$ 140,072